Summary of significant accounting policies - Useful lives (Details)	12 Months Ended
Dec. 31, 2020
Buildings
Initial application
Useful life of property, plant and equipment	33 years
Minimum | Leasehold improvements
Initial application
Useful life of property, plant and equipment	6 years
Minimum | Machinery
Initial application
Useful life of property, plant and equipment	7 years
Minimum | Leased assets
Initial application
Useful life of property, plant and equipment	7 years
Minimum | Other facilities, machinery and factory equipment
Initial application
Useful life of property, plant and equipment	2 years
Minimum | Office equipment
Initial application
Useful life of property, plant and equipment	3 years
Minimum | Software
Initial application
Useful life of intangible assets	3 years
Minimum | Licenses
Initial application
Useful life of intangible assets	6 years
Maximum | Leasehold improvements
Initial application
Useful life of property, plant and equipment	9 years
Maximum | Machinery
Initial application
Useful life of property, plant and equipment	8 years
Maximum | Leased assets
Initial application
Useful life of property, plant and equipment	8 years
Maximum | Other facilities, machinery and factory equipment
Initial application
Useful life of property, plant and equipment	20 years
Maximum | Office equipment
Initial application
Useful life of property, plant and equipment	12 years
Maximum | Software
Initial application
Useful life of intangible assets	5 years
Maximum | Licenses
Initial application
Useful life of intangible assets	8 years